Shareholder Report, Line Graph (Details) 1014072_Franklin U.S. Dividend Booster Index ETF_Single Class_TSR Annual {Single Class} - USD ($)						12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 21, 2025	Mar. 31, 2026
Franklin U.S. Dividend Booster Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Franklin U.S. Dividend Booster Index ETF (NAV)
Accumulated Value	$ 10,765	$ 10,729	$ 10,157	$ 9,728	$ 10,000	$ 11,588
VettaFi U.S. Equity Large-Cap 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						VettaFi U.S. Equity Large-Cap 500 Index
Accumulated Value	11,441	11,165	10,330	9,270	10,000	$ 10,947
VettaFi New Frontier U.S. Dividend Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						VettaFi New Frontier U.S. Dividend Select Index
Accumulated Value	$ 10,962	$ 10,922	$ 10,336	$ 9,897	$ 10,000	$ 11,809